UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                            September 30, 2012
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Check here if Amendment [   ]; Amendment Number:
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This Amendment (Check only one.):           [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
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Address:    8400 Normandale Lake Blvd., Suite 1450
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            Bloomington, MN  55437
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Form 13F File No:   28-03099
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
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Title:  Chief Financial Officer and Chief Compliance Officer
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Phone:  (952) 841-0400
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Signature, Place, and Date of Signing:

/s/ John P. Flakne           Bloomington, Minnesota             10-24-2012
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      (Signature)                 City/State                      (Date)






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




Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               102
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Form 13F Information Table Value Total:     $     247,321
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                                               (thousands

List of Other Included Managers:                     None




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


                                                KOPP INVESTMENT ADVISORS, LLC
                                                 FORM 13F INFORMATION TABLE

                                                     SEPTEMBER 30, 2012

                                                                                                                VOTING AUTHORITY
                                         TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                            CLASS        CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE    SHARED  NONE
--------------                           --------      -----   --------  -------  --- ---- ------  --------   ----    ------  ----

3M Company                                 COM       88579Y101      837     9,056 SH  N/A  Other     N/A        8,001          1,055
Accelrys, Inc.                             COM       00430U103    1,096   126,525 SH  N/A  Other     N/A      126,525
Adept Technologies Inc.                  COM NEW     006854202    2,241   563,100 SH  N/A  Defined   N/A      563,100
Adept Technologies Inc.                  COM NEW     006854202    1,293   324,800 SH  N/A  Other     N/A      324,800
Aflac Incorporated                         COM       001055102      799    16,691 SH  N/A  Other     N/A       14,511          2,180
Akorn, Inc.                                COM       009728106    3,173   240,000 SH  N/A  Defined   N/A      240,000
Akorn, Inc.                                COM       009728106   14,341 1,084,778 SH  N/A  Other     N/A    1,033,573         51,205
Alcatel Lucent Spons ADR              SPONSORED ADR  013904305    3,486 3,169,119 SH  N/A  Other     N/A    2,853,434        315,685
Align Technology Inc.                      COM       016255101      639    17,281 SH  N/A  Other     N/A       17,281
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    1,685   134,000 SH  N/A  Defined   N/A      134,000
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    8,427   670,151 SH  N/A  Other     N/A      642,941         27,210
American Express Company                   COM       025816109      858    15,097 SH  N/A  Other     N/A       12,937          2,160
Angiodynamics, Inc.                        COM       03475V101    2,365   193,849 SH  N/A  Other     N/A      168,931         24,918
Apache Corp.                               COM       037411105      720     8,325 SH  N/A  Other     N/A        7,170          1,155
Array Biopharma Inc.                       COM       04269X105    5,915 1,012,000 SH  N/A  Defined   N/A    1,012,000
Array Biopharma Inc.                       COM       04269X105   12,458 2,131,459 SH  N/A  Other     N/A    2,006,094        125,365
AtriCure Inc.                              COM       04963C209      227    30,520 SH  N/A  Other     N/A       30,520
Autozone Inc.                              COM       053332102      798     2,160 SH  N/A  Other     N/A        1,865            295
BlackRock Inc.                             COM       09247X101      821     4,605 SH  N/A  Other     N/A        3,995            610
Calavo Growers Inc.                        COM       128246105    2,575   102,990 SH  N/A  Other     N/A       88,345         14,645
Callidus Software Inc.                     COM       13123E500      513   104,035 SH  N/A  Other     N/A      104,035
Cardiome Pharma Corp.                    COM NEW     14159U202       29    86,400 SH  N/A  Other     N/A       86,400
Cepheid Inc.                               COM       15670R107    1,004    29,115 SH  N/A  Other     N/A       29,115
Constant Contact, Inc.                     COM       210313102    2,546   146,302 SH  N/A  Other     N/A      131,457         14,845
Covidien PLC Ordinary Shares               SHS       G2554F113      463     7,793 SH  N/A  Other     N/A        7,793
Cummins Inc.                               COM       231021106      719     7,795 SH  N/A  Other     N/A        6,730          1,065
Datalink Corp.                             COM       237934104    3,978   480,395 SH  N/A  Other     N/A      437,980         42,415
Dynavax Technologies Corp.                 COM       268158102    2,635   553,499 SH  N/A  Other     N/A      504,880         48,619
Eastman Chemical Co.                       COM       277432100      839    14,715 SH  N/A  Other     N/A       12,625          2,090
Emcore Corp.                             COM NEW     290846203    7,564 1,338,750 SH  N/A  Defined   N/A    1,338,750
Emcore Corp.                             COM NEW     290846203    5,857 1,036,687 SH  N/A  Other     N/A    1,034,431          2,256
Exxon Mobil Corporation                    COM       30231G102      939    10,268 SH  N/A  Other     N/A        8,839          1,429
Finisar Corp.                            COM NEW     31787A507    5,952   415,625 SH  N/A  Defined   N/A      415,625
Finisar Corp.                            COM NEW     31787A507    9,840   687,150 SH  N/A  Other     N/A      657,297         29,853
Fluidigm Corp.                             COM       34385P108      400    23,500 SH  N/A  Other     N/A       23,500
GenMark Diagnostics, Inc.                  COM       372309104      611    66,360 SH  N/A  Other     N/A       66,360
Gentherm Inc.                              COM       37253A103    2,508   201,647 SH  N/A  Other     N/A      173,107         28,540
Integrated Device Technology Inc.          COM       458118106    2,889   492,100 SH  N/A  Other     N/A      425,010         67,090
International Business Machines Corp.      COM       459200101      906     4,369 SH  N/A  Other     N/A        3,749            620
Iris International Inc                     COM       46270W105    1,562    80,000 SH  N/A  Defined   N/A       80,000
Iris International Inc                     COM       46270W105   13,083   670,241 SH  N/A  Other     N/A      612,531         57,710
JDS Uniphase Corp.                    COM PAR $0.001 46612J507    1,238   100,000 SH  N/A  Defined   N/A      100,000
JDS Uniphase Corp.                    COM PAR $0.001 46612J507    3,979   321,411 SH  N/A  Other     N/A      312,716          8,695
Johnson & Johnson                          COM       478160104      769    11,153 SH  N/A  Other     N/A        9,748          1,405
Life Technologies Corp.                    COM       53217V109      332     6,789 SH  N/A  Other     N/A        6,789
Ligand Pharmaceuticals Inc               COM NEW     53220K504      566    33,010 SH  N/A  Other     N/A       33,010
Marriott International Inc.                CL A      571903202      884    22,612 SH  N/A  Other     N/A       19,478          3,134
Masimo Corporation                         COM       574795100      368    15,237 SH  N/A  Other     N/A       15,237
Mindspeed Technologies, Inc.             COM NEW     602682205    2,353   680,000 SH  N/A  Defined   N/A      680,000
Mindspeed Technologies, Inc.             COM NEW     602682205    6,720 1,942,295 SH  N/A  Other     N/A    1,825,005        117,290
National Oilwell Varco Inc.                COM       637071101      903    11,270 SH  N/A  Other     N/A        9,715          1,555
Neogen Corp.                               COM       640491106      395     9,245 SH  N/A  Other     N/A        9,245
Northern Oil & Gas Inc.                    COM       665531109      867    51,001 SH  N/A  Other     N/A       45,206          5,795
Novadaq Technologies Inc.                  COM       66987G102      532    51,465 SH  N/A  Other     N/A       51,465
Nuvasive Inc                               COM       670704105      642    28,004 SH  N/A  Other     N/A       23,864          4,140
Oclaro, Inc.                             COM NEW     67555N206    5,762 2,142,000 SH  N/A  Defined   N/A    2,142,000
Oclaro, Inc.                             COM NEW     67555N206    7,625 2,834,723 SH  N/A  Other     N/A    2,786,913         47,810
Omnicell Inc.                              COM       68213N109    4,786   344,317 SH  N/A  Other     N/A      316,137         28,180
Oplink Communications, Inc.              COM NEW     68375Q403    1,654   100,000 SH  N/A  Defined   N/A      100,000
Oplink Communications, Inc.              COM NEW     68375Q403    3,753   226,927 SH  N/A  Other     N/A      224,277          2,650
OraSure Technologies Inc.                  COM       68554V108      292    26,275 SH  N/A  Other     N/A       26,275
Orexigen Therapeutics Inc.                 COM       686164104      481    84,090 SH  N/A  Other     N/A       84,090
Pepsico Inc.                               COM       713448108      749    10,578 SH  N/A  Other     N/A        9,113          1,465
PMC-Sierra Inc.                            COM       69344F106      112    20,000 SH  N/A  Other     N/A       20,000
The Procter & Gamble Company               COM       742718109      719    10,373 SH  N/A  Other     N/A        9,093          1,280
Quidel Corp.                               COM       74838J101    2,514   132,821 SH  N/A  Other     N/A      120,576         12,245
Regeneron Pharmaceuticals, Inc.            COM       75886F107    1,591    10,421 SH  N/A  Other     N/A        9,123          1,298
Rochester Medical Corp.                    COM       771497104      665    56,325 SH  N/A  Other     N/A       56,325
RTI Biologics, Inc.                        COM       74975N105    1,421   340,000 SH  N/A  Defined   N/A      340,000
RTI Biologics, Inc.                        COM       74975N105   13,216 3,161,774 SH  N/A  Other     N/A    2,954,159        207,615
Saba Software                            COM NEW     784932600    3,710   371,324 SH  N/A  Other     N/A      330,409         40,915
Sangamo Biosciences, Inc.                  COM       800677106      547    90,000 SH  N/A  Defined   N/A       90,000
Sangamo Biosciences, Inc.                  COM       800677106      989   162,700 SH  N/A  Other     N/A      162,700
Skyworks Solutions                         COM       83088M102    1,359    57,689 SH  N/A  Other     N/A       50,519          7,170
Solta Medical Inc.                         COM       83438K103       87    27,795 SH  N/A  Other     N/A       27,795
Southern Company                           COM       842587107      898    19,492 SH  N/A  Other     N/A       16,837          2,655
Southwest Airlines Co                      COM       844741108      728    82,956 SH  N/A  Other     N/A       71,296         11,660
SPDR Trust Ser 1                         TR UNIT     78462F103      720     5,000 SH  N/A  Other     N/A        5,000
Spectranetics Corp.                        COM       84760C107    2,845   192,908 SH  N/A  Other     N/A      180,458         12,450
Staar Surgical Co.                    COM PAR $0.01  852312305       30     4,000 SH  N/A  Defined   N/A        4,000
Staar Surgical Co.                    COM PAR $0.01  852312305    2,125   281,019 SH  N/A  Other     N/A      259,849         21,170
Streamline Health Solutions Inc.           COM       86323X106      766   137,445 SH  N/A  Other     N/A      137,445
SunOpta, Inc.                              COM       8676EP108    8,586 1,343,593 SH  N/A  Other     N/A    1,251,968         91,625
Superconductor Technologies, Inc.        COM NEW     867931305    2,131 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.        COM NEW     867931305    1,300 2,765,969 SH  N/A  Other     N/A    2,763,369          2,600
Synergetics USA, Inc.                      COM       87160G107      198    40,000 SH  N/A  Defined   N/A       40,000
Synergetics USA, Inc.                      COM       87160G107    6,909 1,398,503 SH  N/A  Other     N/A    1,274,608        123,895
TearLab Corp.                              COM       878193101    1,693   439,685 SH  N/A  Other     N/A      439,685
Thoratec Corp.                           COM NEW     885175307    1,344    38,843 SH  N/A  Other     N/A       35,553          3,290
Titan Machinery Inc.                       COM       88830R101    1,653    81,522 SH  N/A  Other     N/A       69,685         11,837
Triquint Semiconductor Inc.                COM       89674K103    1,691   335,607 SH  N/A  Other     N/A      290,496         45,111
Unilife Corp.                              COM       90478E103      245    78,575 SH  N/A  Other     N/A       78,575
Uroplasty Inc                            COM NEW     917277204      659   172,972 SH  N/A  Other     N/A      172,972
V F Corporation                            COM       918204108      803     5,040 SH  N/A  Other     N/A        4,345            695
Vanguard Total Stock                  TOTAL STK MKT  922908769      228     3,100 SH  N/A  Other     N/A        3,100
Verizon Communications, Inc.               COM       92343V104      916    20,111 SH  N/A  Other     N/A       17,351          2,760
Vitesse Semiconductor Corporation        COM NEW     928497304    2,419   991,300 SH  N/A  Defined   N/A      991,300
Vitesse Semiconductor Corporation        COM NEW     928497304    3,846 1,576,118 SH  N/A  Other     N/A    1,575,318            800
Vivus Inc                                  COM       928551100      311    17,470 SH  N/A  Other     N/A       17,470
Volcano Corporation                        COM       928645100      287    10,047 SH  N/A  Other     N/A       10,047
Wells Fargo & Co.                          COM       949746101      888    25,728 SH  N/A  Other     N/A       22,338          3,390
Westport Innovations Inc.                COM NEW     960908309      931    33,430 SH  N/A  Other     N/A       28,800          4,630
REPORT SUMMARY                             102                  247,321




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